FSS2 P-2



                        SUPPLEMENT DATED OCTOBER 1, 2005
                              TO THE PROSPECTUS OF

                            FRANKLIN STRATEGIC SERIES
                     (FRANKLIN BIOTECHNOLOGY DISCOVERY FUND,
                            FRANKLIN TECHNOLOGY FUND,
                        FRANKLIN GLOBAL HEALTH CARE FUND,
                      FRANKLIN GLOBAL COMMUNICATIONS FUND,
                        FRANKLIN NATURAL RESOURCES FUND)
                             DATED SEPTEMBER 1, 2005


The prospectus is amended as follows:

The bar chart in the "Performance" section for the Franklin Global Health Care Fund on page 43 is replaced with the following:



54.59%  16.47% 10.20% -7.54% -0.77% 69.27% -12.48% -34.40% 28.95% 10.10%
----------------------------------------------------------------------
  95      96     97    98     99     00       01     02     03     04








               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.